Redeemable Convertible Preferred Stock - Temporary equity (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Temporary Equity [Line Items]
Shares Authorized	91,342,476	86,443,341
Shares Issued	91,198,378	86,443,341
Shares Outstanding	91,198,378	86,443,341
Carrying Value	$ 837,351	$ 755,083
Aggregate Liquidation Preference	$ 874,107	$ 791,607
Series A
Temporary Equity [Line Items]
Shares Authorized	7,119,936	7,119,936
Shares Issued	7,119,936	7,119,936
Shares Outstanding	7,119,936	7,119,936
Carrying Value	$ 8,815	$ 8,815
Aggregate Liquidation Preference	$ 8,953	$ 8,953
Series B
Temporary Equity [Line Items]
Shares Authorized	9,048,560	9,048,560
Shares Issued	9,048,560	9,048,560
Shares Outstanding	9,048,560	9,048,560
Carrying Value	$ 27,643	$ 27,643
Aggregate Liquidation Preference	$ 27,779	$ 27,779
Series C
Temporary Equity [Line Items]
Shares Authorized	9,898,011	9,898,011
Shares Issued	9,898,011	9,898,011
Shares Outstanding	9,898,011	9,898,011
Carrying Value	$ 30,961	$ 30,961
Aggregate Liquidation Preference	$ 31,179	$ 31,179
Series D
Temporary Equity [Line Items]
Shares Authorized	14,435,636	14,435,636
Shares Issued	14,435,636	14,435,636
Shares Outstanding	14,435,636	14,435,636
Carrying Value	$ 58,274	$ 58,274
Aggregate Liquidation Preference	$ 58,450	$ 58,450
Series E
Temporary Equity [Line Items]
Shares Authorized	10,644,057	10,644,057
Shares Issued	10,644,057	10,644,057
Shares Outstanding	10,644,057	10,644,057
Carrying Value	$ 114,936	$ 114,936
Aggregate Liquidation Preference	$ 115,246	$ 115,246
Series F
Temporary Equity [Line Items]
Shares Authorized	18,006,075	18,006,075
Shares Issued	18,006,075	18,006,075
Shares Outstanding	18,006,075	18,006,075
Carrying Value	$ 242,168	$ 242,168
Aggregate Liquidation Preference	$ 250,000	$ 250,000
Series F-1
Temporary Equity [Line Items]
Shares Authorized	22,190,201	17,291,066
Shares Issued	22,046,103	17,291,066
Shares Outstanding	22,046,103	17,291,066
Carrying Value	$ 354,554	$ 272,286
Aggregate Liquidation Preference	$ 382,500	$ 300,000